Label	Element	Value
Entities [Table]	dei_EntitiesTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 19, 2016
Prospectus Date	rr_ProspectusDate	Apr. 19, 2016
Touchstone Emerging Markets Small Cap Fund | MSCI Emerging Index
Entities [Table]	dei_EntitiesTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)	[1]
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index* (reflects no deductions for fees or expenses)	[1]
1 Year	rr_AverageAnnualReturnYear01	(14.92%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.81%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Touchstone Emerging Markets Small Cap Fund | MSCI Emerging Markets Small Cap Index
Entities [Table]	dei_EntitiesTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)	[1]
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Small Cap Index* (reflects no deductions for fees or expenses)	[1]
1 Year	rr_AverageAnnualReturnYear01	(6.85%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.29%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Touchstone Emerging Markets Small Cap Fund
Entities [Table]	dei_EntitiesTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE EMERGING MARKETS SMALL CAP FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Emerging Markets Small Cap Fund (formerly, the Touchstone Emerging Markets Equity Fund) (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 12 and in the Fund’s Statement of Additional Information (“SAI”) on page 34.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of small-cap companies located in emerging markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment either (1) below $5 billion, or (2) below the market capitalization of the largest company within the Morgan Stanley Capital International ("MSCI") Emerging Markets Small Cap Index, whichever is higher. The size of the companies in the MSCI Emerging Markets Small Cap Index will change with market conditions.

The Fund classifies emerging markets using the MSCI definition. As of December 31, 2015, the countries defined by MSCI as emerging markets were: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The composition of the countries considered emerging markets by MSCI may change from time to time. The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries.

The Fund's sub-advisor, Copper Rock Capital Partners LLC ("Copper Rock"), seeks to construct a portfolio that is diversified across sectors and industries. Copper Rock applies a blend of fundamental and quantitative analyses to generate initial investment ideas. Copper Rock's investment process seeks to add value through bottom-up stock selection and in-depth fundamental research. Copper Rock typically sells or reduces a position when the target price for a stock is attained, there is a change in the company's management team or business objectives, there is deterioration in a company's fundamentals.

Equity securities include common stocks and American Depositary Receipts ("ADRs"). The Fund generally expects to invest in a portfolio of approximately 80 to 100 issuers.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market. Small-cap stocks in the Fund's portfolio may become mid-cap stocks based on market movement. In addition, the Fund may invest up to 20% of its net assets directly in mid-cap stocks.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events may not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. In addition, the Fund generally does not intend to hedge foreign currency risk. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.   The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year,  five years and since inception compare with the MSCI Emerging Markets Index and the MSCI Emerging Markets Small Cap Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On April 19, 2016, the Fund changed its name, principal investment strategies and sub-advisor. Consequently, prior performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor's emerging market strategy. In addition, future performance may be different as a result of the change in sub-advisor and investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the MSCI Emerging Markets Index and the MSCI Emerging Markets Small Cap Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Small Cap Fund — Class A Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2010 18.39% Worst Quarter: Third Quarter 2011 (18.02)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Touchstone Emerging Markets Small Cap Fund | Touchstone Emerging Markets Small Cap Fund, Class A | After Taxes on Distributions
Entities [Table]	dei_EntitiesTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(23.50%)
5 Years	rr_AverageAnnualReturnYear05	(8.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Touchstone Emerging Markets Small Cap Fund | Touchstone Emerging Markets Small Cap Fund, Class A | After Taxes on Distributions and Sales
Entities [Table]	dei_EntitiesTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(10.92%)
5 Years	rr_AverageAnnualReturnYear05	(5.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Touchstone Emerging Markets Small Cap Fund | Touchstone Emerging Markets Small Cap Fund, Class A
Entities [Table]	dei_EntitiesTable
Trading Symbol	dei_TradingSymbol	TEMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.69%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 737
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,112
Annual Return 2010	rr_AnnualReturn2010	17.73%
Annual Return 2011	rr_AnnualReturn2011	(15.47%)
Annual Return 2012	rr_AnnualReturn2012	18.73%
Annual Return 2013	rr_AnnualReturn2013	(13.51%)
Annual Return 2014	rr_AnnualReturn2014	(0.99%)
Annual Return 2015	rr_AnnualReturn2015	(18.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.02%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(23.02%)
5 Years	rr_AverageAnnualReturnYear05	(7.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Touchstone Emerging Markets Small Cap Fund | Touchstone Emerging Markets Small Cap Fund, Class C
Entities [Table]	dei_EntitiesTable
Trading Symbol	dei_TradingSymbol	TEFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.44%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 347
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,604
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	913
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,604
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,443
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.62%)
5 Years	rr_AverageAnnualReturnYear05	(7.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Touchstone Emerging Markets Small Cap Fund | Touchstone Emerging Markets Small Cap Fund, Class Y
Entities [Table]	dei_EntitiesTable
Trading Symbol	dei_TradingSymbol	TEMYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,680
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.02%)
5 Years	rr_AverageAnnualReturnYear05	(6.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Touchstone Emerging Markets Small Cap Fund | Touchstone Emerging Markets Small Cap Fund, Institutional
Entities [Table]	dei_EntitiesTable
Trading Symbol	dei_TradingSymbol	TMEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,598
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.00%)
5 Years	rr_AverageAnnualReturnYear05	(6.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009

[1]	The Fund changed its benchmark from the MSCI Emerging Markets Index to the MSCI Emerging Markets Small Cap Index on April 19, 2016, in conjunction with the Fund's name change, change in sub-advisor and change in principal investment strategies.
[2]	Touchstone Advisors, Inc. and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.69%, 2.44%, 1.44%, and 1.29% of average monthly net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through April 29, 2017, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement